LEASES - Future Minimum Lease Payments (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Operating Leases
2023	$ 303
2024	328
2025	279
Total lease payments	910
Less: imputed interest	(123)
Present value of lease liabilities	$ 787
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Lease Liabilities Current, Lease Liabilities Noncurrent
Less: current portion of lease liabilities	$ 234
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Lease Liabilities Current
Noncurrent lease liabilities	$ 553
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Lease Liabilities Noncurrent
Finance Leases
2023	$ 360
2024	268
2025	153
2026	23
Total lease payments	804
Less: imputed interest	(77)
Present value of lease liabilities	$ 727
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Lease Liabilities Current, Lease Liabilities Noncurrent
Less: current portion of lease liabilities	$ 316
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Lease Liabilities Current
Noncurrent lease liabilities	$ 411
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Lease Liabilities Noncurrent
Total Lease Liabilities
2023	$ 663
2024	596
2025	432
2026	23
Total lease payments	1,714
Less: imputed interest	(200)
Present value of lease liabilities	1,514
Less: current portion of lease liabilities	550
Noncurrent lease liabilities	$ 964